Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Segment Information
5. SEGMENT INFORMATION
Emera manages its reportable segments
separately due in part to their different operating,
regulatory and
geographical environments. Segments are reported based
on each subsidiary’s contribution of revenues,
net income attributable to common shareholders and total
assets, as reported to the Company’s chief
operating decision maker (“CODM”). Emera’s CODM
is the Chief Executive Officer.
For the Company’s reportable segments, the CODM
uses several measures to allocate capital and
resources for each segment, predominantly in the annual
budget and forecasting processes. The CODM
evaluates segment performance by considering budget-to-actual variances for these measures monthly.
The measure used by the CODM that is the most consistent with
USGAAP measurement principles is net
income attributable to common shareholders.
Florida
Canadian
Gas Utilities
Other
Inter-
Electric Electric and Electric Segment
millions of dollars Utility Utilities Infrastructure Utilities Other Eliminations Total
For the year ended December 31, 2025
Operating revenues from
external customers (1)
$
4,336 $
1,944 $
1,737 $
577 $
182 $
-
$
8,776
Inter-segment revenues (1)
10 -
19 -
24 (53)
-
Total operating revenues
4,346
1,944
1,756
577
206 (53)
8,776
Regulated fuel for generation
and purchased power
982
904 -
294 -
(19)
2,161
Regulated cost of natural gas -
-
448 -
-
-
448
OM&G
1,135
457
491
145
140 (31)
2,337
Provincial, state and municipal
taxes
318
49
114
4
1 -
486
Depreciation and amortization
705
298
207
78
6 -
1,294
Impairment charges -
-
-
-
75 -
75
Income (loss) from equity
investments
-
41
18
5 (1) -
63
Other income, net
84
32
9
7
30
3
165
Interest expense, net
(2)
305
172
149
21
385 -
1,032
Income tax expense
(recovery)
140 (45)
98
3 (115) -
81
NCI in subsidiaries -
-
-
1 -
-
1
Preferred stock dividends -
-
-
-
75 -
75
Net income (loss) attributable
to common shareholders
$
845 $
182 $
276 $
43 $ (332) $ -
$
1,014
Capital expenditures $
2,153 $
630 $
619 $
94 $
6 $ -
$
3,502
As at December 31, 2025
Total assets $
24,636 $
8,546 $
8,476 $
1,439 $
2,469 $ (749) $
44,817
Investments subject to
significant influence
$ -
$
471 $
108 $
55 $ -
$ -
$
634
Goodwill $
4,796 $ -
$
784 $ -
$ -
$ -
$
5,580
(1) All significant inter-company balances and transactions
have been eliminated on consolidation except
for certain transactions
between non-regulated and regulated entities. Management
believes elimination of these transactions would
understate PP&E,
OM&G, or regulated fuel for generation and purchased
power. Inter-company transactions that have not been eliminated are
measured at the amount of consideration established
and agreed to by the related parties. Eliminated
transactions are included in
determining reportable segments.
(2) Segment net income is reported on a basis
that includes internally allocated financing
costs of $
27
million for the year ended
December 31, 2025, between the Gas Utilities
and Infrastructure and Other segments.
Florida
Canadian Gas Utilities Other Inter-
Electric Electric and Electric Segment
millions of dollars Utility Utilities Infrastructure Utilities Other Eliminations Total
For the year ended December 31, 2024
Operating revenues from
external customers
(1)
$
3,451 $
1,855 $
1,595 $
566 $ (267) $
-
$
7,200
Inter-segment revenues
(1)
9 -
14 -
19 (42)
-
Total operating revenues
3,460
1,855
1,609
566 (248) (42)
7,200
Regulated fuel for generation
and purchased power
852
859 -
295 -
(14)
1,992
Regulated cost of natural gas
-
-
396 -
-
-
396
OM&G
779
408
454
143
154 (20)
1,918
Provincial, state and municipal
taxes
273
48
103
3 -
-
427
Depreciation and amortization
622
282
182
69
7 -
1,162
Impairment charge
-
-
11 -
214 -
225
Income from equity investments
-
73
20
4
2 -
99
Other income, net
66
28
16
12
73
8
203
Interest expense, net
(2)
265
168
151
22
367 -
973
Income tax expense (recovery)
94 (41)
89
1 (302) -
(159)
NCI in subsidiaries
-
-
-
1 -
-
1
Preferred stock dividends
-
-
-
-
73 -
73
Net income (loss) attributable
to common shareholders
$
641 $
232 $
259 $
48 $ (686) $ -
$
494
Capital expenditures $
1,942 $
481 $
619 $
81 $
4 $ -
$
3,127
As at December 31, 2024
Total assets $
24,375 $
7,609 $
8,439 $
1,444 $
1,810 $ (726) $
42,951
Investments subject to
significant influence
$ -
$
475 $
124 $
55 $ -
$ -
$
654
Goodwill $
5,035 $ -
$
823 $ -
$ -
$ -
$
5,858
(1) All significant inter-company balances and transactions
have been eliminated on consolidation except
for certain transactions
between non-regulated and regulated entities. Management
believes elimination of these transactions would
understate PP&E,
OM&G, or regulated fuel for generation and purchased
power. Inter-company transactions that have not been eliminated are
measured at the amount of consideration established
and agreed to by the related parties. Eliminated
transactions are included in
determining reportable segments.
(2) Segment net income is reported on a basis
that includes internally allocated financing
costs of $
29
million for the year ended
December 31, 2024, between the Gas Utilities
and Infrastructure and Other segments.
Geographical Information
Revenues: (based on country of origin of the product or service sold)
For the Year ended December 31
millions of dollars 2025 2024
United States
6,185 $
4,712
Canada
2,014
1,922
Barbados
415
427
The Bahamas
162
139
$
8,776 $
7,200
PP&E:
As at
December 31 December 31
millions of dollars 2025 2024
United States
(1)
$
20,931 $
20,084
Canada
5,476
5,068
Barbados
640
645
The Bahamas
361
371
$
27,408 $
26,168
(1) On August 5, 2024, Emera announced an agreement to sell
NMGC. As a result, NMGC's assets and liabilities were
classified as held for sale and
excluded from the table above beginning in Q3 2024. For further details on the pending transaction, refer to note 4.